Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
Partial Share Conversion
On February 16, 2023, pursuant to the A&R Shareholders’ Agreement, a ML Party submitted an exchange notice to the Company, pursuant to which such ML Party effected the conversion of 5,250 MoonLake AG Common Shares and 176,603 Class C Ordinary Shares into 176,603 Class A Ordinary Shares using the Exchange Ratio. Please refer to Note 12 — Shareholders’ Equity (Deficit) — Class C Ordinary Shares for more information regarding the conversion mechanics.